Vessels, Net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant And Equipment [Line Items]
Balance	$ 378,444
Balance	356,220	$ 378,444
Cost
Property Plant And Equipment [Line Items]
Balance	487,640	487,140
Additions		500
Balance	487,640	487,640
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance	(109,196)	(86,948)
Additions	(22,224)	(22,248)
Balance	(131,420)	(109,196)
Net Book Value
Property Plant And Equipment [Line Items]
Balance	378,444	400,192
Additions	(22,224)	(21,748)
Balance	$ 356,220	$ 378,444